Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

Note 12. Subsequent Events

The Company entered into a purchase agreement with Lincoln Park on March 22, 2016 pursuant to which Lincoln Park has committed to purchase up to $12 million of the Company’s common stock.  Concurrently with the execution of the purchase agreement, the Company issued 10,000 shares of its common stock to Lincoln Park as a partial fee for its commitment to purchase shares of the Company’s common stock under the purchase agreement. The shares that may be sold pursuant to the purchase agreement may be sold by the Company to Lincoln Park at the Company’s discretion from time to time over the remaining term of approximately 36 months, once the registration statement registering the resale of the shares of common stock sold to Lincoln Park under the purchase agreement is declared effective by the SEC.  The purchase price for the shares that the Company may sell to Lincoln Park under the purchase agreement will fluctuate based on the price of the Company’s common stock.

The Company has the right to control the timing and amount of any sales of its shares to Lincoln Park, except that, pursuant to the terms of the agreements with Lincoln Park, the Company would be unable to sell shares to Lincoln Park that would cause Lincoln Park to beneficially own more than 4.99% of the Company’s issued and outstanding common stock.  Sales of the Company’s common stock, if any, to Lincoln Park will depend upon market conditions and other factors to be determined by the Company.

The Company’s board of directors and stockholders approved a one-for-ten reverse split of the Company’s common stock, which was effected on October 7, 2016. The reverse split combined every ten shares of the Company’s issued and outstanding common stock into one share of common stock and correspondingly adjusted the number of shares issuable and the exercise prices under its outstanding options and warrants. No fractional shares were issued in connection with the reverse split, and any fractional shares resulting from the reverse split were rounded up to the nearest whole share. The reverse split was effective upon filing of the Certificate of Amendment to the Second Amended and Restated Certificate of Incorporation on October 7, 2016. The Company has reflected the effect of the one-for-ten reverse split of its common stock (and the corresponding adjustment of the number of shares issuable and the exercise prices under its outstanding options and warrants) in these financial statements as if it had occurred at the beginning of the earliest period presented.